CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 272,481	$ 203,820	[1],[2]
Cost of sales excluding depreciation and amortization	124,422	110,123	[1],[2]
Depreciation and amortization	23,727	17,134	[1],[2]
Mine operating profit	124,332	76,563	[1],[2]
Other expenses/(income)
Exploration expense	2,682	3,194	[1],[2]
General and administrative overheads	18,718	14,679	[1],[2]
Share-based compensation expense	2,995	3,119	[1],[2]
Other expense, net	4,849	11,887	[1],[2]
(Gain)/loss on fair value of derivative financial instruments, net	(794)	1,642	[1],[2]
Income before finance and tax	95,882	42,042	[1],[2]
Finance expense, net	9,463	4,615	[1],[2]
Income from continuing operations before tax	86,419	37,427	[1],[2]
Income tax expense	48,266	27,439	[1],[2],[3]
Net income and comprehensive income from continuing operations	38,153	9,988	[1],[2],[3]
Net loss and comprehensive loss from discontinued operations	(56,434)	(87,962)	[1],[2]
Comprehensive loss	(18,281)	(77,974)
Net (loss)/income and comprehensive (loss)/income	(18,281)	(77,974)	[1],[2]
Comprehensive income/loss attributable to non-controlling interest	33,859	(10,540)
Net (loss)/income and comprehensive (loss)/income from continuing operations attributable to non-controlling interest	(365)	4,671
Comprehensive loss attributable to Golden Star shareholders	(52,140)	(67,434)
Net (loss)/income and comprehensive (loss)/income from continuing operations attributable to Golden Star shareholders	$ 38,518	$ 5,317
Net income/loss per share attributable to owners and to non-controlling interests from continuing and discontinued operations [abstract]
Net income from continuing operations per share attributable to Golden Star shareholders, basic (USD per share)	$ 0.35	$ 0.05	[1],[2]
Net income from continuing operations per share attributable to Golden Star shareholders, diluted (USD per share)	0.34	0.05	[1],[2]
Basic income/(loss) per share from discontinued operations USD per share)	(0.82)	(0.67)
Diluted income/(loss) per share from discontinued operations, diluted (USD per share)	(0.82)	(0.67)
Net loss per share attributable to Golden Star shareholders, basic (USD per share)	(0.47)	(0.62)	[1],[2]
Net loss per share attributable to Golden Star shareholders, diluted (USD per share)	$ (0.47)	$ (0.62)	[1],[2]

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[3]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.